Leases, Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Leases, Commitments And Contingencies	COMMITMENTS AND CONTINGENCIES
For a description of the Company’s litigation and contingencies, refer to Note 14 of the Company’s financial statements as of and for the year ended December 31, 2018 included in the Company’s Prospectus. The Company reviews the adequacy of its legal reserves on a quarterly basis and establishes reserves for loss contingencies that are both probable and reasonably estimable. The Company’s accrual for legal matters that were probable and reasonably estimable was $81 million and $83 million as of September 27, 2019 and December 31, 2018, respectively, and includes certain estimated costs of settlement, damages and defense.
The Company generally accrues estimated warranty costs at the time of sale. In general, manufactured products are warranted against defects in material and workmanship when properly used for their intended purpose, installed correctly and appropriately maintained. Warranty periods depend on the nature of the product and range from 90 days up to the life of the product. The amount of the accrued warranty liability is determined based on historical information such as past experience, product failure rates or number of units repaired, estimated cost of material and labor and in certain instances estimated property damage. The accrued warranty liability is reviewed on a quarterly basis and may be adjusted as additional information regarding expected warranty costs becomes known.
The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

Balance, December 31, 2018	$9.7
Accruals for warranties issued during the period	11.8
Settlements made	(11.9)
Effect of foreign currency translation	(0.1)
Balance, September 27, 2019	$9.5

LEASES AND COMMITMENTS
The Company’s operating leases extend for varying periods of time up to 20 years and, in some cases, contain renewal options that would extend existing terms beyond 20 years. Total rent expense for all operating leases was $52 million, $46 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.
As discussed in Note 2, the Company adopted ASC 842 related to lease accounting on January 1, 2019. Future minimum lease payments differ from the future lease liability recognized under ASC 842, as the lease liability recognized under ASC 842 discounts the lease payments while the minimum lease payments presented below are not discounted. Additionally, ASC 842 allows a lessee to elect to combine or separate any non-lease components in an arrangement with the lease components for the calculation of the lease liability while the minimum lease payments exclude any non-lease components. The Company’s future minimum rental payments for all operating leases having initial or remaining noncancelable lease terms in excess of one year are as follows ($ in millions):

2019	$36.3
2020	29.3
2021	25.8
2022	23.2
2023	20.6
Thereafter	61.0

The Company generally accrues estimated warranty costs at the time of sale. In general, manufactured products are warranted against defects in material and workmanship when properly used for their intended purpose, installed correctly and appropriately maintained. Warranty periods depend on the nature of the product and range from 90 days up to the life of the product. The amount of the accrued warranty liability is determined based on historical information such as past experience, product failure rates or number of units repaired, estimated cost of material and labor and in certain instances estimated property damage. The accrued warranty liability is reviewed on a quarterly basis and may be adjusted as additional information regarding expected warranty costs becomes known.
The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

	2018	2017
Balance, January 1	$10.8	$12.3
Accruals for warranties issued during the year	14.6	12.6
Settlements made	(15.4)	(14.7)
Effect of foreign currency translation	(0.3)	0.6
Balance, December 31	$9.7	$10.8